Stockholders' Deficit (Details) - Schedule of Stock by Class - Series X Preferred Stock [Member]	12 Months Ended
	Dec. 31, 2019 USD ($) shares
Class of Stock [Line Items]
# shares (in Shares) | shares	26,227
Share Value	$ 910,837
Liability Amount	655,661
Loss	$ (255,176)
Director [Member]
Class of Stock [Line Items]
# shares (in Shares) | shares	1,200
Share Value	$ 41,675
Liability Amount	30,000
Loss	$ (11,675)
Chief Executive Officer [Member]
Class of Stock [Line Items]
# shares (in Shares) | shares	2,000
Share Value	$ 69,458
Liability Amount	50,000
Loss	$ (19,458)
President [Member]
Class of Stock [Line Items]
# shares (in Shares) | shares	2,000
Share Value	$ 69,458
Liability Amount	50,000
Loss	$ (19,458)
Director #2 [Member]
Class of Stock [Line Items]
# shares (in Shares) | shares	2,884
Share Value	$ 100,158
Liability Amount	72,089
Loss	$ (28,069)
Director #3 [Member]
Class of Stock [Line Items]
# shares (in Shares) | shares	2,400
Share Value	$ 83,350
Liability Amount	60,000
Loss	$ (23,350)
Irish Italian Retirement Fund [Member]
Class of Stock [Line Items]
# shares (in Shares) | shares	12,503
Share Value	$ 434,216
Liability Amount	312,572	[1]
Loss	$ (121,644)
Frank Lightmas [Member]
Class of Stock [Line Items]
# shares (in Shares) | shares	3,240
Share Value	$ 112,522
Liability Amount	81,000	[2]
Loss	$ (31,522)

[1]	amount consists of accounts payable for consulting services of $174,813, and principal plus interest due on notes payable in the amount of $137,759.
[2]	Amount consists of $71,279 in legal fees due and $9,721 in prepaid legal fees.